Organization (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Net sales by geographic area	Net sales by geographic area were as follows (in thousands):

	Years Ended December 31,
	2023	2022
United States	$213,692	$171,523
Foreign countries	103,785	67,911

	$317,477	$239,434

Summary of Long-lived tangible assets	Long-lived tangible assets were as follows (in thousands):

	December 31,
	2023	2022
United States	$70,821	$66,858
Foreign countries	10,098	5,018

	$80,919	$71,876